DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Dividend award [member]
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Disclosure of Dividends On Ordinary Shares [Text Block]
	2018 £m	2017 £m	2016 £m
Dividends paid in the year were as follows:
Final dividend for previous year paid during the current year	–	–	–
Interim dividends	11,022	2,650	3,040
	11,022	2,650	3,040